Note 8 - Intangibles - Schedule of Intangibles (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Balance	$ 3,000,009
Impairment	1,948,082
Balance		3,000,009
Software and web development [member]
Statement Line Items [Line Items]
Balance	1,009,142
Balance		1,009,142
Content platform [member]
Statement Line Items [Line Items]
Balance
Balance
Content development [member]
Statement Line Items [Line Items]
Balance	1,990,868
Balance		1,990,868
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	13,190,219	11,396,613
Additions		1,798,687
Effect of foreign exchange		(5,081)
Balance	13,190,219	13,190,219	11,396,613
Gross carrying amount [member] | Software and web development [member]
Statement Line Items [Line Items]
Balance	9,239,087	8,631,006
Additions		613,162
Effect of foreign exchange		(5,081)
Balance	9,239,087	9,239,087	8,631,006
Gross carrying amount [member] | Content platform [member]
Statement Line Items [Line Items]
Balance	1,477,112	1,477,112
Additions
Effect of foreign exchange
Balance	1,477,112	1,477,112	1,477,112
Gross carrying amount [member] | Content development [member]
Statement Line Items [Line Items]
Balance	2,474,020	1,288,495
Additions		1,185,525
Effect of foreign exchange
Balance	2,474,020	2,474,020	1,288,495
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	10,190,210	9,190,869
Effect of foreign exchange		(4,144)
Charge for the year	1,051,928	1,003,485
Impairment	1,948,082
Balance	13,190,219	10,190,210	9,190,869
Accumulated depreciation, amortisation and impairment [member] | Software and web development [member]
Statement Line Items [Line Items]
Balance	8,229,946	7,622,225
Effect of foreign exchange		(4,144)
Charge for the year	557,124	611,865
Impairment	452,018
Balance	9,239,088	8,229,946	7,622,225
Accumulated depreciation, amortisation and impairment [member] | Content platform [member]
Statement Line Items [Line Items]
Balance	1,477,112	1,477,112
Effect of foreign exchange
Charge for the year
Impairment
Balance	1,477,112	1,477,112	1,477,112
Accumulated depreciation, amortisation and impairment [member] | Content development [member]
Statement Line Items [Line Items]
Balance	483,152	91,532
Effect of foreign exchange
Charge for the year	494,804	391,620
Impairment	1,496,064
Balance	$ 2,474,020	$ 483,152	$ 91,532